Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,651,000
Previously Paid Amount	0.00
Total Fee Amount	2,437.60
Total Offset Amount	0.00
Net Fee	2,437.60
Narrative - Max Aggregate Offering Price	$ 17,651,000
Final Prospectus	true